Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2024
Construction Contracts [Abstract]
Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized
(1)	Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	2,783,935	3,457,964	(646,953)	5,594,946

(*)
For the year ended December 31, 2022, the increased balance of contracts from new orders is ￦3,578,599 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦81,401 million.

		2023
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	5,594,946	986,049	(785,395)	5,795,600

(*)
For the year ended December 31, 2023, the increased balance of contracts from new orders is ￦1,029,165 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦43,116 million.

		2024
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	5,795,600	1,190,281	(849,108)	6,136,773

(*)
For the year ended December 31, 2024, the increased balance of contracts from new orders is ￦1,299,281 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦109,000 million.

Summary of Accumulated Earned Revenue, Expense and Others

(2)	Accumulated earned revenue, expense and others related to the Company’s construction contracts in progress as of December 31, 2023 and 2024 are as follows:

		2023
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts

		In millions of won
Nuclear power plant construction in overseas and others	￦	22,996,785	22,382,628	614,157	74,253

		2024
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts

		In millions of won
Nuclear power plant construction in overseas and others	￦	24,255,432	24,008,579	246,853	80,069

Summary of Gross Amount of Assets and Liabilities for Contract
(3)	Gross amount due from customers recognized as contract assets and due to customers recognized as contract liabilities for contract work as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Contract assets (*1)	Contract liabilities (*2)	Contract assets (*1)	Contract liabilities (*2)

		In millions of won
Nuclear power plant construction in overseas and others	￦	183,204	270,789	1,159,085	161,778

(*1)	Included in trade and other receivables, net, in the consolidated statements of financial position.

(*2)
Included in
non-financial
liabilities as advance received in the consolidated statements of financial position. The revenue recognized on December 31, 2024 from the amounts included in contract liabilities at the end of the prior year is ￦247,819 million.